Convertible debentures, Envviron Tranche (Q1) (Details)		3 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2024 $ / shares	Aug. 01, 2024 USD ($)	Jul. 31, 2024 $ / shares	Apr. 23, 2024 USD ($)	Jul. 31, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Derivative liability	$ 2,321,350	$ 2,321,350	$ 919,250		$ 1,382,096			$ 0	$ 1,836,666
Related Party [Member] | Envviron SAS [Member]
Convertible Debt [Abstract]
Derivative liability	2,321,350	2,321,350	$ 919,250					$ 0
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount	$ 975,650	$ 975,650					$ 250,000
Interest rate							5.30%
Percentage of conversion price discount	25.00%		25.00%
Period of volume weighted average trading price		20 days	20 days
Conversion price (in dollars per share) | (per share)	$ 2	$ 2	$ 2	$ 0.475		$ 0.475
Number of repayable day		10 days	10 days
De-SPAC transaction period		270 days	270 days
Share purchase warrant (in shares) | shares	0.5	0.5	0.5
Percentage of premium to volume weighted average price		20.00%	20.00%
Conversion expiry term		2 years	2 years
Derivative liability			$ 2,750				$ 2,750
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | Warrant [Member]
Convertible Debt [Abstract]
Period of volume weighted average trading price		30 days	30 days
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | SVS [Member]
Convertible Debt [Abstract]
Number of securities called by each Unit (in shares) | shares		1	1